Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	168,345,568.69	13,526
Yield Supplement Overcollateralization Amount 08/31/20	4,555,097.06	0
Receivables Balance 08/31/20	172,900,665.75	13,526
Principal Payments	8,847,193.32	298
Defaulted Receivables	225,820.23	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	4,184,307.61	0
Pool Balance at 09/30/20	159,643,344.59	13,215

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.25%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,904,479.28	117
Past Due 61-90 days	434,406.68	28
Past Due 91-120 days	100,460.12	7
Past Due 121+ days	0.00	0
Total	2,439,346.08	152

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	245,941.94
Aggregate Net Losses/(Gains) - September 2020	(20,121.71)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.14%
Prior Net Losses Ratio	-1.11%
Second Prior Net Losses Ratio	0.17%
Third Prior Net Losses Ratio	0.44%
Four Month Average	-0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.38%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	31.76

Flow of Funds	$ Amount
Collections	10,297,421.30
Investment Earnings on Cash Accounts	136.71
Servicing Fee(1)	(144,083.89)
Transfer to Collection Account	-
Available Funds	10,153,474.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	256,820.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	2,045,459.94
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	430,420.71
(10) Collection Account Redeposits	741,000.00

Total Distributions of Available Funds	10,153,474.12

Servicing Fee	144,083.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 09/15/20	161,688,804.53
Principal Paid	8,702,224.10
Note Balance @ 10/15/20	152,986,580.43

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2a
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2b
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-3
Note Balance @ 09/15/20	98,008,804.53
Principal Paid	8,702,224.10
Note Balance @ 10/15/20	89,306,580.43
Note Factor @ 10/15/20	38.9985067%

Class A-4
Note Balance @ 09/15/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	52,030,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	11,650,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	279,829.31
Total Principal Paid	8,702,224.10
Total Paid	8,982,053.41

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.15238%
Coupon	0.25238%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	159,264.31
Principal Paid	8,702,224.10
Total Paid to A-3 Holders	8,861,488.41

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4235474
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.1716173
Total Distribution Amount	13.5951647

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6954773
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.0009786
Total A-3 Distribution Amount	38.6964559

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	235.05
Noteholders' Principal Distributable Amount	764.95

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/20	1,664,191.04
Investment Earnings	68.21
Investment Earnings Paid	(68.21)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$779,445.95	$869,712.35	$2,130,285.73
Number of Extensions	48	56	125
Ratio of extensions to Beginning of Period Receivables Balance	0.45%	0.48%	1.11%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.